ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative) - USD ($)			12 Months Ended
	Jan. 08, 2025	Dec. 20, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Mar. 24, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation			Oct. 19, 2022
Ordinary shares, par value			$ 0.001	$ 0.001
Gross proceeds from issuance of ordinary shares			$ 5,380,488
IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued		1,375,000
Ordinary shares, par value		$ 0.001
Share price per share		$ 4.00
Gross proceeds from issuance of ordinary shares	$ 6,100,000	$ 5,500,000
Net proceeds from issuance of ordinary shares	$ 5,400,000
Over-Allotment Option [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price per share	$ 4.00
Number of shares issued and sold	150,000
Net proceeds from issuance of ordinary shares	$ 600,000
Leishen Energy Holding Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest						100.00%